UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andromeda Capital LLC
Address: 40 Wall St
         Floor 45
         New York, NY  10005

13F File Number:  028-14229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Larry Motola
Title:     Chief Executive Officer
Phone:     (212) 232-7521

Signature, Place, and Date of Signing:

 /s/    Larry Motola     New York, NY     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total:    $867,333 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100   324122   850000 SH  CALL SOLE                   850000        0        0
APPLE INC                      COM              037833100    15253    40000 SH  PUT  SOLE                    40000        0        0
APPLE INC                      COM              037833100   324122   850000 SH  PUT  SOLE                   850000        0        0
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104     3978   250000 SH  PUT  SOLE                   250000        0        0
ARCELORMITTAL SA LUXEMBOURG    NY REGISTRY SH   03938L104     1834   115300 SH       SOLE                   115300        0        0
BARNES & NOBLE INC             COM              067774109     1360   115000 SH  CALL SOLE                   115000        0        0
BLACKBOARD INC                 COM              091935502      134     3000 SH  CALL SOLE                     3000        0        0
BLACKBOARD INC                 COM              091935502      330     7400 SH  CALL SOLE                     7400        0        0
CITIGROUP INC                  COM NEW          172967424     2946   115000 SH  CALL SOLE                   115000        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     4673    83000 SH  CALL SOLE                    83000        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     1689    30000 SH  PUT  SOLE                    30000        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     3614    64200 SH  CALL SOLE                    64200        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105      563    10000 SH  PUT  SOLE                    10000        0        0
FAMILY DLR STORES INC          COM              307000109    10350   203500 SH  CALL SOLE                   203500        0        0
GOODRICH CORP                  COM              382388106     1801    14922 SH       SOLE                    14922        0        0
GOODRICH CORP                  COM              382388106     9654    80000 SH  CALL SOLE                    80000        0        0
GOODRICH CORP                  COM              382388106      121     1000 SH  CALL SOLE                     1000        0        0
GOODRICH CORP                  COM              382388106     3584    29700 SH  CALL SOLE                    29700        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105      217    24384 SH       SOLE                    24384        0        0
INTERDIGITAL INC               COM              45867G101      512    11000 SH  CALL SOLE                    11000        0        0
INTERDIGITAL INC               COM              45867G101     2329    50000 SH  CALL SOLE                    50000        0        0
INTERDIGITAL INC               COM              45867G101      331     7100 SH  PUT  SOLE                     7100        0        0
ISHARES TR                     HIGH YLD CORP    464288513    16566   200000 SH  PUT  SOLE                   200000        0        0
ISHARES TR                     HIGH YLD CORP    464288513      828    10000 SH  PUT  SOLE                    10000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     3505    63500 SH       SOLE                    63500        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    13798   250000 SH  PUT  SOLE                   250000        0        0
NATIONAL SEMICONDUCTOR CORP    COM              637640103      137     5500 SH  PUT  SOLE                     5500        0        0
NATIONAL SEMICONDUCTOR CORP    COM              637640103    12483   499500 SH  CALL SOLE                   499500        0        0
NEWMONT MINING CORP            COM              651639106     8014   127300 SH       SOLE                   127300        0        0
NOVAGOLD RES INC               COM NEW          66987E206     5490   851200 SH  PUT  SOLE                   851200        0        0
NOVAGOLD RES INC               COM NEW          66987E206      313    48600 SH       SOLE                    48600        0        0
NYSE EURONEXT                  COM              629491101    12917   555789 SH       SOLE                   555789        0        0
NYSE EURONEXT                  COM              629491101     1162    50000 SH  CALL SOLE                    50000        0        0
NYSE EURONEXT                  COM              629491101    14144   608600 SH  PUT  SOLE                   608600        0        0
NYSE EURONEXT                  COM              629491101     7455   320800 SH  PUT  SOLE                   320800        0        0
NYSE EURONEXT                  COM              629491101     6972   300000 SH  CALL SOLE                   300000        0        0
NYSE EURONEXT                  COM              629491101      149     6400 SH  PUT  SOLE                     6400        0        0
NYSE EURONEXT                  COM              629491101       81     3500 SH  PUT  SOLE                     3500        0        0
RALCORP HLDGS INC NEW          COM              751028101     2125    27700 SH  CALL SOLE                    27700        0        0
RALCORP HLDGS INC NEW          COM              751028101     6981    91000 SH  PUT  SOLE                    91000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      764    64700 SH  PUT  SOLE                    64700        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     7921    70000 SH  PUT  SOLE                    70000        0        0
TEMPLE INLAND INC              COM              879868107     6293   200600 SH  CALL SOLE                   200600        0        0
TEMPLE INLAND INC              COM              879868107     6274   200000 SH  PUT  SOLE                   200000        0        0
TEMPLE INLAND INC              COM              879868107     4400   140249 SH       SOLE                   140249        0        0
TEMPLE INLAND INC              COM              879868107     3921   125000 SH  CALL SOLE                   125000        0        0
TEMPLE INLAND INC              COM              879868107     8705   277500 SH  PUT  SOLE                   277500        0        0
TEMPLE INLAND INC              COM              879868107     2400    76500 SH  CALL SOLE                    76500        0        0
YRC WORLDWIDE INC              COM NEW          984249300        9   174700 SH  PUT  SOLE                   174700        0        0
YRC WORLDWIDE INC              COM NEW          984249300        9   174700 SH       SOLE                   174700        0        0